FINANCIAL INSTRUMENTS - Market Risk, Foreign Currency Risk (Details) - Currency risk
€ in Millions, ₩ in Millions, ₨ in Millions, د.إ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, kr in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 INR (₨)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 INR (₨)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 INR (₨)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 AED (د.إ)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%
OCI	$ (722)	$ (838)	$ (886)
Net income	0	0	0
Canadian Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders				$ (1,380)												$ (561)											$ 142
OCI	96	42	(11)
Net income	0	0	0
Australian Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders					$ 1,469												$ 1,754											$ 1,560
OCI	(91)	(119)	(106)
Net income	0	0	0
British Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | £						£ 3,469												£ 3,269											£ 4,059
OCI	(434)	(416)	(490)
Net income	0	0	0
Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | €							€ 1,162												€ 1,197											€ 690
OCI	(120)	(132)	(74)
Net income	0	0	0
Brazilian Reais
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | R$								R$ 2,501												R$ 3,435											R$ 3,129
OCI	(40)	(71)	(60)
Net income	0	0	0
Indian Rupees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ₨									₨ 35,090												₨ 28,517											₨ 33,212
OCI	(41)	(34)	(40)
Net income	0	0	0
Hong Kong Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders										$ 93												$ 118
OCI	(1)	(2)
Net income	0	0
Chinese Yuan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ¥											¥ 2,141												¥ 2,206										¥ 2,554
OCI	(29)	(31)	(37)
Net income	0	0	0
South Korean Won
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ₩												₩ 394,525												₩ 409,728										₩ 417,865
OCI	(27)	(32)	(33)
Net income	0	0	0
United Arab Emirates Dirham
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | د.إ													د.إ 820												د.إ 1,477										د.إ 1,287
OCI	(22)	(40)	(35)
Net income	0	0	$ 0
Swedish Krona
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | kr														kr 301												kr 308
OCI	(3)	(3)
Net income	0	$ 0
Japanese Yen
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ¥															¥ 16,014
OCI	(10)
Net income	$ 0